Note 12 - Other Receivables (Details Textual) $ in Thousands	12 Months Ended
Aug. 31, 2018 CAD ($)
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, trade and other receivables	$ 0
Collateral held for receivable amounts outstanding	$ 0